Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenue	$ 416,069		$ 409,649		$ 1,692,539	$ 1,445,460	$ 1,313,566
Operating expenses:
Direct costs	(346,087)		(336,641)		(1,381,900)	(1,211,680)	(1,029,882)
Earnings from equity accounted investees	1,012		596		2,844	2,159	1,436
General and administration costs	(18,525)		(14,031)		(69,590)	(65,391)	(61,157)
Amortization	(28,310)		(27,103)		(112,967)	(99,625)	(77,738)
Restructuring costs	(1,930)		(4,804)		(22,511)	(4,751)	(4,855)
Recovery (impairment) of receivables and funded residual value guarantees	(715)		(16)		272	(1,919)	(13,266)
Recovery (impairment) of intangible assets	521	[1]	(108)	[2]	(4,218)	(20,608)	(53,903)
Impairment of assets held for use	(660)						(36,240)
Impairment of assets held for sale	(5,647)		(7,381)		(13,469)	(5,239)	(26,585)
Gain (loss) on disposal of assets	(1,591)		4,057		8,169	7,193	(2,686)
Operating Expenses	(401,932)		(385,431)		(1,593,370)	(1,399,861)	(1,304,876)
Operating income	14,137		24,218		99,169	45,599	8,690
Interest on long-term debt	(29,883)		(30,670)		(116,578)	(91,462)	(69,520)
Foreign exchange gain (loss)	(7,401)		193		1,795	17,916	16,520
Other financing income (charges)	(8,154)		256		(15,062)	(67,036)	(21,459)
Loss from continuing operations before income tax	(31,301)		(6,003)		(30,676)	(94,983)	(65,769)
Income tax recovery (expense)	(1,281)		3,847		(48,217)	32,916	(9,297)
Loss from continuing operations	(32,582)		(2,156)		(78,893)	(62,067)	(75,066)
Earnings (loss) from discontinued operations, net of tax	345		(786)		(16,107)	(3,202)	(1,436)
Net loss	(32,237)		(2,942)		(95,000)	(65,269)	(76,502)
Net earnings (loss) attributable to:
Controlling interest	(33,105)		(8,373)		(107,422)	(70,338)	(70,607)
Non-controlling interest	868		5,431		12,422	5,069	(5,895)
Net loss	$ (32,237)		$ (2,942)		$ (95,000)	$ (65,269)	$ (76,502)

[1]	Recovery of intangible assets relates to the Corporate and other segment.
[2]	Impairment of intangible assets relates to the Corporate and other segment.